Share Capital	12 Months Ended
Jul. 31, 2019
Share Capital [Abstract]
Share Capital

13. Share Capital

(a) Authorized

An unlimited number of common shares and an unlimited number of special shares, issuable in series.

(b) Issued and Outstanding

During the first quarter of fiscal 2018, 481,896 warrants with exercise prices of $0.75 and US$0.70 were exercised for proceeds of $406, resulting in the issuance of 481,896 common shares.

During the second quarter of fiscal 2018, the Company issued 15,687,500 common shares from the conversion of the 8% unsecured convertible debentures and 166,387 common shares in lieu of accrued interest, as described Note 10 Convertible debentures.

On January 2, 2018, the Company announced that it had elected to exercise its right to accelerate the expiry date of the common share purchase warrants issued under the 8% convertible debentures. The Company became entitled to accelerate the expiry date of the warrants on December 27, 2017 on the basis that the closing trading price of the Common Shares on the TSXV exceeded $3.00 for 15 consecutive trading days. The expiry date for the warrants was accelerated from July 18, 2019 to February 1, 2018. During the second quarter of fiscal 2018, the Company issued 7,799,960 common shares related to the exercise of warrants associated with the 8% convertible debentures.

During the second quarter of fiscal 2018, the Company issued 31,363,252 common shares from the conversion of the 7% unsecured convertible debentures and 20,829 common shares in lieu of accrued interest, as described Note 10 Convertible debentures. The Company issued 2,922,393 common shares related to the exercise of warrants from the 7% unsecured convertible debentures. During the second quarter of fiscal 2018, in addition to common shares issued related to the exercise of warrants associated with the convertible debentures, 5,025,627 warrants with exercise prices of $0.75 and US$0.70 were exercised, resulting in the issuance of 5,021,940 common shares. Total proceeds from the exercise of warrants were $30,937.

On January 30, 2018 the Company closed a bought deal public offering of 37,375,000 units at a price of $4.00 per unit for gross proceeds of $149,500. Each unit consisted one common share and one-half of one share purchase warrant of the Company. Each warrant is exercisable into one common share at a price of $5.60 per share for a period of two years. The fair value of the warrants at the date of grant was estimated at $0.56 per warrants based on the following weighted average assumptions:

•	stock price of $3.93;
•	expected life of 1 year;
•	$Nil dividends;
•	65% volatility based upon comparative market indicators and historical data;
•	risk free interest rate of 1.25%.

Total cash share issue costs amounted to $6,380 which consisted of underwriters’ commissions of $5,980, underwriters’ expenses of $10, underwriters’ legal fees of $97 and incurred $311 of additional cash issuance costs. In addition, the Company issued an aggregate of 1,495 compensation warrants to the underwriters at a fair value of $1,486. The compensation warrants have an exercise price of $4.00 and expire January 30, 2020. The fair value of the compensation warrants at the date of grant was estimated at $0.99 per warrant based on the following weighted average assumptions:

•	stock price of $3.93;
•	expected life of 1 year;
•	$Nil dividends;
•	65% volatility based upon comparative market indicators and historical data;
•	risk free interest rate of 1.25%.

The Company allocated $7,342 of the issuance costs to the common shares and $523 to the warrants.

During the third quarter of fiscal 2018, 2,475 warrants with exercise prices ranging from $0.75 to $5.60 and US$0.76 were exercised for proceeds of $4,423, resulting in the issuance of 2,475 common shares.

On May 24, 2018, the Company announced that it had elected to exercise its right to accelerate the expiry date governing the common share purchase warrants issued November 24, 2017. Pursuant to the terms of the warrant indenture the Company elected its right to accelerate the expiry date of the remaining 5,261,043 warrants from November 24, 2019 to June 25, 2018. As at the date of expiry all warrants were exercised. The accelerated expiry date also applied to the remaining 1,568,181 compensation warrants originally issued to certain investment banks on November 24, 2017. As at the date of expiry 1,505,453 compensation warrants were exercised and 62,728 warrants expired.

During the fourth quarter of fiscal 2018, 13,214,883 warrants with exercise prices ranging from $0.75 to $5.60 and US$0.76 were exercised for proceeds of $38,601, resulting in the issuance of 13,214,883 common shares.

On October 4, 2018 the Company closed its transaction with joint venture partner Molson Coors in which the Company granted 11,500,000 warrants at a price of $6.00 per warrant. Each warrant is exercisable into one common share at a price of $6.00 per share for a period of three years. The fair value of the warrants at the date of grant was estimated at $3.69 per warrant based on the following weighted average assumptions:

•	stock price of $8.45;
•	expected life of 1.5 years;
•	$Nil dividends;
•	65% volatility based upon comparative market indicators and historical data;
•	risk free interest rate of 0.75%.

During the first quarter of fiscal 2019, 3,137,746 warrants with exercise prices ranging from $0.75 to $5.60 and US$0.76 were exercised for proceeds of $5,589, resulting in the issuance of 3,137,746 common shares.

On January 30, 2019, the Company closed its offering of 7,700,000 common shares at a price of $6.50 per share for gross proceeds of $50,050. Included in the offering was an 1,155,000 over-allotment option pool with a price of $6.50 per share which was exercised in full on the closing date for $7,508 and total gross proceeds of $57,558 for total common shares issued of 8,855,000. Underwriting and legal fees accumulated to $3,827 for total net proceeds of $53,731.

During the second quarter of fiscal 2019, 682,678 warrants with exercise prices ranging from $0.75 to $5.60 and US$0.76 were exercised for proceeds of $1,307, which resulted in the issuance of 682,678 common shares.

During the third quarter of fiscal 2019, 3,661,761 warrants with exercise prices ranging from $0.75 to $5.60 and US$0.76 were exercised for proceeds of $8,425, resulting in the issuance of 3,661,761 common shares.

On May 24, 2019, the Company completed the acquisition of Newstrike Brands Ltd. (Note 11), resulting in the issuance of 35,394,041 common shares.

During the fourth quarter of fiscal 2019, 8,053,544 warrants with exercise prices ranging from $0.75 to $5.60 and US$0.76 were exercised for proceeds of $47,396, resulting in the issuance of 8,053,544 common shares.

In fiscal 2019 a total of 15,535,729 warrants with exercise prices ranging from $0.75 to $5.60 and US$0.76 were exercised for total proceeds of $69,259, resulting in the issuance of 15,535,729 common shares.

As at July 31, 2019, there were 256,981,753 common shares outstanding and 29,585,408 warrants outstanding.

The following is a consolidated summary of warrants on July 31, 2019.

	Number
	outstanding	Book value
Classified as Equity
2018 Equity financing
Exercise price of $5.60 expiring January 30, 2020	10,512,208	$5,673
February 2018 financing warrants
Exercise price of $27.64 expiring February 16, 2020	4,413,498	1,331
June 2019 financing warrants
Exercise price of $15.79 expiring June 19, 2023	2,184,540	9,998
Broker / Consultant warrants
Exercise price of $20.85 expiring February 16, 2020	264,809	160
Exercise price of $11.84 expiring June 19, 2020	262,021	610
Exercise price of $0.75 expiring November 3, 2021	175,618	78
Exercise price of $0.75 expiring March 14, 2022	94,282	66
Exercise price of $15.79 expiring June 19, 2023	61	1
Inner Spirit warrants
Exercise price of $15.63 expiring July 21, 2020	71,235	129
Joint Venture Molson warrants
Exercise price of $6.00 expiring October 4, 2021	11,500,000	42,386
Classified as Liability	29,478,272	60,432
2017 secured convertible debenture warrants
Exercise price of USD$0.76 expiring November 14, 2019	107,136	493
	29,585,408	$60,925

The following table summarizes warrant activity during the years ended July 31, 2019 and 2018.

		July 31, 2019		July 31, 2018
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Outstanding, beginning of period	26,425,504	$4.35	20,994,123	$1.31
Expired during the period	(531)	–	(62,728)	3.00
Acquired and reissued through acquisition[1]	7,196,164	23.10	–	–
Issued during the period	11,500,000	6.00	37,413,681	4.34
Exercised during the period	(15,535,729)	3.61	(31,919,572)	2.33
Outstanding, end of the period	29,585,408	$9.95	26,425,504	$4.35

[1] Warrants acquired on May 24, 2019, via the acquisition of Newstrike.

Exercised during the period were 1,916,527 broker compensation warrants.

Stock Option Plan

The Company has a share option plan (the “Plan”) adopted in July 2018, that is administered by the Board of Directors who establish exercise prices and expiry dates, which are up to 10 years from issuance as determined by the Board at the time of issuance. Unless otherwise determined by the Board, options issued under the Plan vest over a three-year period except for options granted to consultants or persons employed in investor relations activities (as defined in the policies of the TSX) which vest in stages over 12 months with no more than ¼ of the options vesting in any three-month period. The maximum number of common shares reserved for issuance for options that may be granted under the Plan is 25,698,175 common shares as at July 31, 2019. Options issued prior to July 2018 under the outgoing plan and the options assumed through the acquisition of Newstrike do not contribute to the available option pool reserved for issuance. As of July 31, 2019, the Company had 17,376,615 issued and outstanding under the Plan.

The following table summarizes the stock option grants during the years ended July 31, 2019 and 2018.

		Options granted
		Executive and	Non-executive
Grant date	Exercise price	directors	employees	Vesting terms	Vesting period
September 8, 2017	$1.37	650,000	1,000	Terms A	10 years
November 6, 2017	$2.48	125,000	3,000	Terms A	10 years
December 4, 2017	$2.69	1,750,000	20,000	Terms B	10 years
January 29, 2018	$4.24	–	261,000	Terms A, C	10 years
March 12, 2018	$3.89	325,000	–	Terms A	10 years
April 16, 2018	$4.27	845,000	61,500	Terms A	10 years
June 8, 2018	$5.14	–	441,000	Terms A	10 years
July 11, 2018	$4.89	4,325,000	1,366,500	Terms A	10 years
September 17, 2018	$7.93	650,000	523,500	Terms A	10 years
November 22, 2018	$5.92	–	440,000	Terms A	10 years
December 17, 2018	$5.09	74,000	227,500	Terms A, D	10 years
February 19, 2019	$7.13	615,000	626,000	Terms A	10 years
February 21, 2019	$7.46	3,333,333	–	Terms E	10 years
March 20, 2019	$8.50	325,000	1,077,500	Terms A	10 years
April 17, 2019	$8.24	–	1,132,500	Terms A	10 years
July 18, 2019	$6.54	650,000	2,768,785	Terms A	10 years
July 26, 2019	$5.88	250,000	–	Terms A	10 years

Vesting terms A –	One-third of the options will vest on the one-year anniversary of the date of grant and the balance will vest quarterly over two years thereafter.
Vesting terms B –	Half of the options will vest immediately, and the balance will vest annually over three years thereafter.
Vesting terms C –	Based upon organizational milestones.
Vesting terms D –	54,000 of the options granted to a director will fully vest 6-months from the grant date.
Vesting terms E –

In addition to the standard vesting terms A, the grant defines an achievement condition in which vesting may only occur once a volume weighted average trading price of $10 or greater is achieved for a 20- day period prior to a vesting date. All unvested options will carry over and vest if the condition is met at a future vesting date.

The following table summarizes stock option activity during the fiscal years ended July 31, 2019 and 2018.

		July 31, 2019		July 31, 2018
	Options	Weighted average	Options	Weighted average
	issued	exercise price	issued	exercise price
Opening balance	14,388,066	$3.02	5,748,169	$0.68
Granted	12,693,118	7.27	10,174,000	4.16
Acquired and reissued through acquisition[1]	2,002,365	9.49	–	–
Forfeited	(1,226,763)	6.33	(626,830)	3.44
Exercised	(3,567,867)	1.20	(907,273)	0.65
Closing balance	24,288,919	$5.87	14,388,066	$3.02

[1] Stock options assumed on May 24, 2019, via the acquisition of Newstrike.

The following table summarizes information concerning stock options outstanding as at July 31, 2019.

		Weighted average		Weighted average
		remaining contractual		remaining contractual
Exercise price	Number outstanding	life (years)	Number exercisable	life (years)
$0.58	372,900	0.08	363,000	0.30
0.75	1,228,750	0.34	1,013,750	1.07
1.27	522,620	0.16	322,053	0.37
3.15	4,748	0.00	4,748	0.00
6.00	891,833	0.04	891,833	0.14
1.37	352,866	0.12	82,304	0.10
2.48	86,332	0.03	22,342	0.03
2.69	853,333	0.29	313,335	0.41
4.24	258,000	0.09	122,519	0.16
17.37	253,270	0.04	253,270	0.14
3.89	325,000	0.12	135,418	0.18
16.58	31,659	0.00	15,828	0.00
16.74	56,985	0.00	28,488	0.01
4.27	879,002	0.32	366,852	0.50
16.10	63,319	0.00	63,319	0.00
4.89	5,513,497	2.03	2,046,567	2.87
5.14	107,666	0.04	35,680	0.05
10.42	162,295	0.01	138,549	0.04
10.42	142,467	0.01	71,230	0.02
11.84	44,322	0.00	11,079	0.00
7.93	1,058,500	0.40	–	–
8.21	94,979	0.01	23,744	0.01
5.92	310,000	0.12	–	–
5.09	276,500	0.11	54,000	0.08
6.94	94,979	0.02	–	–
8.84	94,979	0.02	–	–
7.13	1,136,000	0.45	–	–
7.46	3,333,333	1.31	–	–
8.50	1,222,500	0.49	–	–
8.24	857,500	0.34	–	–
6.54	3,408,785	1.40	–	–
$5.88	250,000	0.10	–	–
	24,288,919	8.49	6,379,908	6.48

Stock-based Compensation

For the year ended July 31, 2019, the Company recorded $28,008 (July 31, 2018 – $4,997) in stock-based compensation expense related to employee options, which are measured at fair value at the date of grant and are expensed over the vesting period (See Note 18 for stock based compensation allocation by expense group). In determining the amount of stock-based compensation, the Company used the Black-Scholes-Merton option pricing model to establish the fair value of options granted by applying the following assumptions:

	July 31, 2019	July 31, 2018
Exercise price	$0.75–$8.95	$1.37–$5.14
Stock price	$5.09–$8.50	$1.37–$5.14
Risk-free interest rate	1.54%–2.42%	2.06%-2.37%
Expected life of options (years)	5-7	7
Expected annualized volatility	64%–76%	65%

Volatility was estimated using the average historical volatility of the Company and comparable companies in the industry that have trading history and volatility history.

For the year ended July 31, 2019, the Company allocated to inventory $1,724 (July 31, 2018 – $Nil) of stock-based compensation applicable to direct and indirect labour in the selling and production process.